Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000263378 | SectorOther Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000263378 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000263378 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000263378 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000263378 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000263378 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000263378 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000263378 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000263378 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000263378 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263378 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263378 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263377 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000263377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000263377 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000263377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000263377 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000263377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000263377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000263377 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000263377 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000267519 | CountryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000267519 | CountryKorea (South)
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000267519 | CountryChina
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000267519 | CountryIndia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000267519 | CountrySaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000267519 | CountryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000267519 | CountryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267519 | CountryMalaysia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267519 | CountryPoland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267519 | CountryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267519 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000267519 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267519 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000267519 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000267519 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000267519 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000267519 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000267519 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000267519 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000267519 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267519 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000267520 | 1.002
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Percent of Total Long Exposure	100.20%
Percent of Net Short Exposure	0.00%
C000267520 | 0.899
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Percent of Total Long Exposure	89.90%
Percent of Net Short Exposure	0.00%
C000267520 | 0.512
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Long Exposure	51.20%
Percent of Net Short Exposure	(51.20%)
C000267520 | 0.241
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Percent of Total Long Exposure	24.10%
Percent of Net Short Exposure	0.00%
C000267520 | 0.000
Holdings [Line Items]
Percent of Net Asset Value	(190.90%)
Percent of Total Long Exposure	0.00%
Percent of Net Short Exposure	(190.90%)